AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 50.9%
Information Technology – 14.2%
Communications Equipment – 0.8%
Cisco Systems, Inc.	89,664	$4,287,732
F5 Networks, Inc.(a)	7,199	1,043,279

		5,331,011

Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	22,467	2,491,815

IT Services – 3.2%
Automatic Data Processing, Inc.	16,467	2,412,251
Fidelity National Information Services, Inc.	20,021	2,779,515
Genpact Ltd.	46,545	1,673,293
PayPal Holdings, Inc.(a)	21,834	3,384,488
Visa, Inc. - Class A	50,990	9,955,288

		20,204,835

Semiconductors & Semiconductor Equipment – 2.4%
Intel Corp.	35,385	2,226,778
KLA Corp.	10,099	1,777,020
NVIDIA Corp.	7,967	2,828,444
NXP Semiconductors NV	20,027	1,924,595
Texas Instruments, Inc.	35,161	4,175,017
Xilinx, Inc.	24,427	2,246,063

		15,177,917

Software – 5.3%
Adobe, Inc.(a)	9,092	3,514,967
Citrix Systems, Inc.	14,592	2,161,367
Microsoft Corp.	126,457	23,173,245
Oracle Corp.	66,875	3,595,869
VMware, Inc. - Class A(a)	11,020	1,722,096

		34,167,544

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.	43,060	13,690,496

		91,063,618

Health Care – 8.8%
Biotechnology – 1.2%
Gilead Sciences, Inc.	412	32,066
Regeneron Pharmaceuticals, Inc.(a)	5,818	3,565,329
Vertex Pharmaceuticals, Inc.(a)	14,597	4,203,352

		7,800,747

Health Care Equipment & Supplies – 1.6%
Align Technology, Inc.(a)	5,210	1,279,680
Edwards Lifesciences Corp.(a)	15,400	3,460,688
Intuitive Surgical, Inc.(a)	2,145	1,244,164
Medtronic PLC	45,322	4,467,843

		10,452,375

Health Care Providers & Services – 2.1%
Anthem, Inc.	14,733	4,333,122
UnitedHealth Group, Inc.	30,121	9,182,387

		13,515,509

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.9%
Johnson & Johnson	40,201	$5,979,899
Merck & Co., Inc.	25,549	2,062,315
Novo Nordisk A/S (Sponsored ADR)	15,062	993,188
Pfizer, Inc.	134,442	5,134,340
Roche Holding AG (Sponsored ADR)	141,173	6,119,850
Zoetis, Inc.	31,748	4,425,354

		24,714,946

		56,483,577

Communication Services – 7.2%
Diversified Telecommunication Services – 1.8%
Comcast Corp. - Class A	159,275	6,307,290
Verizon Communications, Inc.	88,495	5,077,843

		11,385,133

Entertainment – 0.6%
Electronic Arts, Inc.(a)	27,876	3,425,403
Walt Disney Co. (The)	3,242	380,286

		3,805,689

Interactive Media & Services – 4.6%
Alphabet, Inc. - Class A(a)	1,325	1,899,414
Alphabet, Inc. - Class C(a)	9,762	13,949,117
Facebook, Inc. - Class A(a)	60,189	13,547,942

		29,396,473

Wireless Telecommunication Services – 0.2%
T-Mobile US, Inc.(a)	13,565	1,357,043

		45,944,338

Consumer Discretionary – 5.9%
Auto Components – 0.4%
Magna International, Inc. - Class A (United States)	65,683	2,770,509

Hotels, Restaurants & Leisure – 0.1%
Starbucks Corp.	8,298	647,161

Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc.(a)	3,740	9,134,464
Booking Holdings, Inc.(a)	1,045	1,713,194

		10,847,658

Multiline Retail – 0.2%
Dollar General Corp.	6,344	1,214,940

Specialty Retail – 2.5%
AutoZone, Inc.(a)	4,111	4,718,852
Home Depot, Inc. (The)	30,110	7,481,733
Ross Stores, Inc.	2,471	239,588
TJX Cos., Inc. (The)	68,755	3,627,514

		16,067,687

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.0%
Deckers Outdoor Corp.(a)	5,772	$1,053,563
NIKE, Inc. - Class B	50,290	4,957,588

		6,011,151

		37,559,106

Financials – 4.5%
Banks – 2.3%
Bank of America Corp.	228,924	5,521,647
Citigroup, Inc.	65,312	3,129,098
JPMorgan Chase & Co.	18,069	1,758,294
PNC Financial Services Group, Inc. (The)	20,479	2,335,425
Wells Fargo & Co.	61,700	1,633,199

		14,377,663

Capital Markets – 1.0%
Goldman Sachs Group, Inc. (The)	19,122	3,757,282
LPL Financial Holdings, Inc.	36,638	2,615,587
S&P Global, Inc.	957	311,044

		6,683,913

Diversified Financial Services – 0.5%
Berkshire Hathaway, Inc. - Class B(a)	17,740	3,292,189

Insurance – 0.7%
Progressive Corp. (The)	58,089	4,512,354

		28,866,119

Consumer Staples – 3.0%
Beverages – 0.8%
PepsiCo, Inc.	36,641	4,820,124

Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	8,793	2,712,377
Walmart, Inc.	46,273	5,740,628

		8,453,005

Household Products – 0.9%
Procter & Gamble Co. (The)	47,882	5,550,481

		18,823,610

Industrials – 2.8%
Aerospace & Defense – 0.9%
L3Harris Technologies, Inc.	16,052	3,201,571
Raytheon Technologies Corp.	44,702	2,884,173

		6,085,744

Airlines – 0.0%
Delta Air Lines, Inc.	5,165	130,210

Building Products – 0.1%
Masco Corp.	13,850	646,102

Construction & Engineering – 0.4%
AECOM(a)	59,267	2,297,782

Company	Shares	U.S. $ Value

Electrical Equipment – 0.4%
Eaton Corp. PLC	31,617	$2,684,283

Industrial Conglomerates – 0.6%
Honeywell International, Inc.	24,267	3,539,342

Road & Rail – 0.3%
Norfolk Southern Corp.	11,213	1,999,166

Trading Companies & Distributors – 0.1%
United Rentals, Inc.(a)	5,765	800,701

		18,183,330

Real Estate – 2.0%
Equity Real Estate Investment Trusts (REITs) – 1.8%
American Campus Communities, Inc.	52,617	1,699,529
Americold Realty Trust	45,184	1,613,521
CubeSmart	86,222	2,453,878
Mid-America Apartment Communities, Inc.	41,685	4,850,466
Prologis, Inc.	8,304	759,816

		11,377,210

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(a)	31,192	1,371,824

		12,749,034

Utilities – 1.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	63,212	5,388,823
Edison International	4,800	278,928
NextEra Energy, Inc.	6,280	1,604,917

		7,272,668

Energy – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
Chevron Corp.	18,190	1,668,023
ConocoPhillips	38,025	1,603,895
EOG Resources, Inc.	34,129	1,739,555
Royal Dutch Shell PLC (Sponsored ADR)	58,848	1,791,333

		6,802,806

Materials – 0.3%
Chemicals – 0.3%
Westlake Chemical Corp.	39,247	1,872,082

Total Common Stocks (cost $212,511,280)		325,620,288

INVESTMENT COMPANIES – 48.1%
Funds and Investment Trusts – 42.8%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,477,650	18,588,831
AB Trust – AB Discovery Value Fund - Class Z	1,001,375	14,940,515
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	4,256,601	39,671,525
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	12,052,386	127,996,344
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,770,402	17,172,902

Company	Shares	U.S. $ Value

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	730,936	$17,410,886
Sanford C. Bernstein Fund, Inc. – Tax-Managed International Portfolio - Class Z	4,717,602	71,707,545

Total Investment Companies (cost $358,121,699)		307,488,548

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.14%(b) (c) (d) (cost $6,821,966)	6,821,966	6,821,966

Total Investments – 100.0% (cost $577,454,945)(e)		639,930,802
Other assets less liabilities – 0.0%		(256,392)

Net Assets – 100.0%		$639,674,410

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of May 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $123,282,950 and gross unrealized depreciation of investments was $(60,807,093), resulting in net unrealized appreciation of $62,475,857.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$325,620,288	$—	$—	$325,620,288
Investment Companies	307,488,548	—	—	307,488,548
Short-Term Investments	6,821,966	—	—	6,821,966

Total Investments in Securities	639,930,802	—	—	639,930,802
Other Financial Instruments(b)	—	—	—	—

Total	$639,930,802	$—	$—	$639,930,802

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions of investments in AB mutual funds for the nine months ended May 31, 2020 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 05/31/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$16,962	$1,532	$1,328	$60	$1,363	$18,589	$1,032	$0
AB Trust - AB Discovery Value Fund, Inc.	15,797	2,138	0	0	(2,994)	14,941	738	0
Bernstein Fund, Inc. - International Small Cap Portfolio	40,950	3,376	1,350	128	(3,432)	39,672	856	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	138,446	3,042	4,532	(31)	(8,929)	127,996	3,042	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	18,641	97	0	0	(1,565)	17,173	97	0
Government Money Market Portfolio	1,352	71,341	65,871	0	0	6,822	0	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	18,767	373	500	(88)	(1,141)	17,411	373	0
Sanford C. Bernstein Fund, Inc. - AB Tax-Managed International Portfolio	78,445	1,314	3,755	(37)	(4,259)	71,708	1,314	0
Total	$329,360	$83,213	$77,336	$32	$(20,957)	$314,312	$7,452	$0